INTERIM CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows used in operating activities
Net loss for the period	€ (28,099)	€ (26,357)
Elimination of other non-cash, non-operating income and expenses
Depreciation and amortization	741	746
Provisions	47	113
Expenses related to share-based payments	1,349	1,360
Cost of net debt	1,010	1,028
Impact of deferred income related to financial liabilities discounting effect	1,999	1,668
Other charges with no impact on cash	0	4
Cash flows from (used in) operations, before tax and changes in working capital	(22,953)	(21,437)
(Increase) / Decrease in trade receivables	(989)	(238)
(Increase) / Decrease in Research tax credit receivable	207	215
(Increase) / Decrease in other receivables	(290)	(671)
Increase (Decrease) in trade and other payables	7,321	2,750
Increase / (Decrease) in other current liabilities	(570)	1,861
Increase in deferred revenues and contract liabilities		0
Changes in operating working capital	5,678	3,918
Net cash flows from (used in) operating activities	(17,275)	(17,518)
Cash flows from (used in) investing activities
Acquisitions of intangible assets	(1)	0
Acquisitions of property, plant and equipment	(323)	(79)
(Increase) / Decrease in non-current financial assets	(3)	133
Net cash flows from (used in) investing activities	(327)	53
Cash flows from (used in) financing activities
Warrants subscription	0	0
Transaction costs	0	0
Increase in loans and conditional advances	150	0
Loans repayments	(1,598)	(2,583)
Payment of lease liabilities	(285)	(442)
Interest paid	(301)	(359)
Charges of lease debt interest	(103)	(122)
Net cash flows from (used in) financing activities	(2,138)	(3,506)
Effect of exchange rates changes on cash	(18)	71
Net increase (decrease) in cash and cash equivalents	(19,759)	(20,900)
Net cash and cash equivalents at beginning of period	41,388	83,921
Net cash and cash equivalents at end of period	€ 21,629	€ 63,021